Liabilities and assets under insurance contracts and reinsurance assets	12 Months Ended
Dec. 31, 2022
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [abstract]
Liabilities and assets under insurance contracts and reinsurance assets	Liabilities and assets under insurance contracts and reinsurance assets
The detail of Liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets (see note 2.j) is as follows:

EUR million
	2022			2021			2020
Technical provisions for:	Direct insurance and reinsurance assumed	Reinsurance ceded	Total (balance payable)	Direct insurance and reinsurance assumed	Reinsurance ceded	Total (balance payable)	Direct insurance and reinsurance assumed	Reinsurance ceded	Total (balance payable)
Unearned premiums and unexpired risks	65	(58)	7	56	(50)	6	51	(45)	6
Life insurance	226	(173)	53	209	(150)	59	189	(137)	52
Unearned premiums and risks	163	(150)	13	146	(130)	16	126	(122)	4
Mathematical provisions	63	(23)	40	63	(20)	43	63	(15)	48
Claims outstanding	389	(51)	338	451	(55)	396	561	(59)	502
Bonuses and rebates	14	(6)	8	20	(11)	9	23	(11)	12
Other technical provisions	53	(20)	33	34	(17)	17	86	(9)	77
	747	(308)	439	770	(283)	487	910	(261)	649